Matthews China Small Companies Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 97.1%

	Shares	Value

INDUSTRIALS: 26.2%

Machinery: 12.6%
Yangzijiang Shipbuilding Holdings, Ltd.	9,161,300	$6,540,374
Morimatsu International Holdings Co., Ltd.[b,c]	5,404,000	5,467,217
Zhuzhou Huarui Precision Cutting Tools Co., Ltd. A Shares	213,354	2,977,645
Luoyang Xinqianglian Slewing Bearing Co., Ltd. A Shares	222,000	2,725,436
Airtac International Group	113,191	2,589,727
Leader Harmonious Drive Systems Co., Ltd. A Shares	83,710	1,647,480
Estun Automation Co., Ltd. A Shares	387,600	1,017,836

		22,965,715

Electrical Equipment: 5.1%
Zhejiang HangKe Technology, Inc., Co. A Shares	635,384	4,457,408
Ginlong Technologies Co., Ltd. A Shares	97,655	3,031,817
Hongfa Technology Co., Ltd. A Shares	379,857	1,843,376

		9,332,601

Transportation Infrastructure: 3.0%
Hainan Meilan International Airport Co., Ltd. H Shares[b]	2,285,000	5,459,439

Air Freight & Logistics: 2.3%
Milkyway Chemical Supply Chain Service Co., Ltd. A Shares	235,830	4,127,586

Construction & Engineering: 2.0%
China State Construction International Holdings, Ltd.	3,644,000	3,671,991

Marine: 0.7%
SITC International Holdings Co., Ltd.	743,500	1,363,530

Professional Services: 0.5%
China Testing & Certification International Group Co., Ltd. A Shares	697,695	947,671

Total Industrials		47,868,533

INFORMATION TECHNOLOGY: 17.4%

Semiconductors & Semiconductor Equipment: 10.7%
Alchip Technologies, Ltd.	210,000	5,675,529
ACM Research, Inc. Class Ab	303,268	3,778,719
Pan Jit International, Inc.	1,339,000	2,383,819
StarPower Semiconductor, Ltd. A Shares	47,992	2,176,097
Beijing Huafeng Test & Control Technology Co., Ltd. A Shares	57,468	1,795,857
Flat Glass Group Co., Ltd. H Shares[b]	585,000	1,415,557
Sino Wealth Electronic, Ltd. A Shares	296,939	1,377,182
Silergy Corp.	64,000	834,685

		19,437,445

Electronic Equipment, Instruments & Components: 3.4%
BOE Varitronix, Ltd.	1,954,000	3,512,879
Shenzhen Topband Co., Ltd. A Shares	1,905,100	2,743,921
China High Precision Automation Group, Ltd.[b,d]	195,000	248

		6,257,048

	Shares	Value

Software: 3.3%
Longshine Technology Group Co., Ltd. A Shares	1,370,844	$4,105,710
Kingdee International Software Group Co., Ltd.[b]	1,517,000	1,977,194

		6,082,904

Total Information Technology		31,777,397

CONSUMER DISCRETIONARY: 11.4%

Hotels, Restaurants & Leisure: 3.5%
BTG Hotels Group Co., Ltd. A Shares	1,300,400	3,878,821
Helens International Holdings Co., Ltd.[b]	1,770,000	2,437,705

		6,316,526

Textiles, Apparel & Luxury Goods: 2.9%
Xtep International Holdings, Ltd.	3,360,500	3,537,088
Samsonite International SAb,c,e	754,500	1,809,596

		5,346,684

Auto Components: 2.1%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	924,303	3,785,258

Automobiles: 1.8%
Yadea Group Holdings, Ltd.[c,e]	2,118,000	3,385,152

Specialty Retail: 1.1%
China Yongda Automobiles Services Holdings, Ltd.	3,919,000	2,099,908

Total Consumer Discretionary		20,933,528

CONSUMER STAPLES: 10.6%

Food Products: 8.0%
Yantai China Pet Foods Co., Ltd. A Shares	1,156,848	4,766,242
Anjoy Foods Group Co., Ltd. A Shares	190,947	4,137,320
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. A Shares	651,032	2,889,962
Chacha Food Co., Ltd. A Shares	433,800	2,800,795

		14,594,319

Beverages: 2.6%
Anhui Yingjia Distillery Co., Ltd. A Shares	604,600	4,737,899

Total Consumer Staples		19,332,218

HEALTH CARE: 10.2%

Health Care Equipment & Supplies: 4.7%
Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	657,065	3,484,745
Qingdao Haier Biomedical Co., Ltd. A Shares	337,947	2,940,226
Brighten Optix Corp.	352,000	2,121,380

		8,546,351

Biotechnology: 3.6%
Legend Biotech Corp. ADR[b]	94,850	3,869,880
Zai Lab, Ltd.[b]	504,900	1,718,871
RemeGen Co., Ltd. H Shares[b,c,e]	209,000	997,842

		6,586,593

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Matthews China Small Companies Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Life Sciences Tools & Services: 1.9%
Pharmaron Beijing Co., Ltd. H Shares[c,e]	720,700	$3,486,524

Total Health Care		18,619,468

REAL ESTATE: 7.5%

Real Estate Management & Development: 7.5%
China Overseas Property Holdings, Ltd.	8,455,000	7,332,127
KE Holdings, Inc. A Shares[b]	358,000	2,062,432
China Jinmao Holdings Group, Ltd.	9,760,000	1,985,274
CIFI Ever Sunshine Services Group, Ltd.[c]	3,076,000	1,136,061
Times China Holdings, Ltd.[b]	6,354,000	674,730
KWG Group Holdings, Ltd.	3,854,000	471,981

Total Real Estate		13,662,605

MATERIALS: 4.1%

Chemicals: 2.5%
Jiangsu Cnano Technology Co., Ltd. A Shares	214,720	3,469,117
KBC Corp., Ltd. A Shares	24,533	1,019,380

		4,488,497

Construction Materials: 1.6%
Keshun Waterproof Technologies Co., Ltd. A Shares[b]	2,229,980	2,967,130

Total Materials		7,455,627

FINANCIALS: 3.6%

Diversified Financial Services: 1.9%
Chailease Holding Co., Ltd.	614,712	3,511,305

Capital Markets: 1.7%
China Merchants Securities Co., Ltd. H Shares[c,e]	2,475,400	2,131,360
Haitong International Securities Group, Ltd.[b]	10,532,400	896,201

		3,027,561

Total Financials		6,538,866

UTILITIES: 3.5%

Gas Utilities: 3.5%
ENN Natural Gas Co., Ltd. A Shares	2,453,642	6,345,950

Total Utilities		6,345,950

	Shares	Value

COMMUNICATION SERVICES: 2.6%

Entertainment: 2.6%
Kingsoft Corp., Ltd.	931,000	$2,463,370
Bilibili, Inc. Class Zb	151,960	2,333,867

Total Communication Services		4,797,237

TOTAL INVESTMENTS: 97.1%		177,331,429
(Cost $252,091,666)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.9%		5,380,881

NET ASSETS: 100.0%		$182,712,310

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $248 and 0.00% of net assets.

e

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $11,810,474, which is 6.46% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS